IDS Blue Chip
    Advantage
         Fund

1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) magnifying glass

The goal of IDS Blue Chip Advantage Fund, a part of IDS Market Advantage Series, Inc., is to achieve a long-term total return exceeding that of the U.S. stock market. The Fund invests in common stocks that are included in a broad market index.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express  Financial  Advisors Inc.

AMERICAN EXPRESS Financial Advisors

Making the Most of the Market

If you were compiling a who's who of corporate America, a good place to start would be the Standard & Poor's Index. Composed of 500 stocks representing a wide range of prominent companies, "the S&P" is recognized as a good measure of overall stock market performance. Of course, some of those stocks will fare better than others. They're the ones that Blue Chip Advantage Fund tries to identify and build its portfolio around.

(This annual report is not part of the prospectus.)

Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report                            10
Financial Statements                                    11
Notes to Financial Statements                           14
Investments in Securities                               20
Federal Income Tax Information                          28

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 5p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              23p
Personalized Shareholder
  Information                                        25p
About the Company                                    26p
Quick Telephone Reference                            28p
Financial Highlights                                 29p

(This annual report is not part of the prospectus.)

From the Chairman

(picture of) Arne H. Carlson

Arne H. Carlson
Chairman of the board

It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of governmental employees. My responsibility in the coming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation, nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of American Express Financial Corporation and for the services it provides investors. Your financial advisor assists you in financial planning, conducts regular investment reviews, and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy. AEFC wants you to participate in that growth. Our board is here to serve you and to represent your interests in a professional manner.



Arne H. Carlson



From the Portfolio Manager

(picture of) Keith Tufte

Keith Tufte
Portfolio manager

Despite taking a mid-period tumble, the stock market powered its way to a record high during the past fiscal year. IDS Blue Chip Advantage Fund was well positioned for the run-up, as its Class A shares generated a total return of 27.71% for the 12 months -- February 1998 through January 1999.

(This annual report is not part of the prospectus.)

Supported by reports of still-tame inflation, ongoing economic growth and good corporate profits, stocks got off to a strong start before slacking off in the spring. But in mid-summer, the environment changed dramatically. By then, the economic plague known as the "Asian flu" had made its way to Russia and Latin America, re-igniting fear that American companies' profits would decline as a result of reduced business from overseas markets. The result was widespread stock-selling that drove the market down nearly 20% by early September.

But, with still another display of the remarkable resilience it has shown in recent years, the market quickly righted itself and began a resolute advance. Over each of the next five months, the market racked up solid gains that not only made up for the summer swoon but put it far into positive territory for the fiscal year as a whole.

LARGE-CAPS LEAD
The Fund's performance roughly tracked that of the broad market over the period. Working in the Fund's favor was the ongoing strength of large-capitalization growth stocks, which comprised the bulk of the portfolio. The greatest area of investment was in "non-cyclical" stocks, including consumer products, food, beverages and health care, specifically pharmaceuticals. Among the prominent contributors were General Electric, Coca-Cola, Pfizer, Kroger and Walgreen.

The next-highest exposure was to technology stocks, which were terrifically volatile in light of the crises in foreign markets. On the whole, though, they provided positive results, with Intel, Microsoft and IBM among the leading examples.

Financial services comprised another substantial weighting in the portfolio, and, thanks to a decline in long-term interest rates, generated good overall results. Holdings included Charles Schwab, MBNA and Sunamerica. Among the "cyclical" holdings, stocks such as Ford, Wal-Mart and Home Depot also enhanced performance.

As for the current fiscal year, I think the key to performance will continue to be finding companies that can consistently deliver solid earnings growth. In that respect, I think the large, well-established companies that this Fund focuses on remain in the best position. But in any event, given the stock market's tremendous run in recent years, investors may have to settle for less-generous returns, at least over the near term.

Keith Tufte

(This annual report is not part of the prospectus.)

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                             $ 11.88
Jan. 31, 1998                                             $  9.49
Increase                                                  $  2.39

Distributions -- Feb. 1, 1998 - Jan. 31, 1999
From income                                               $  0.12
From capital gains                                        $  0.10
Total distributions                                       $  0.22
Total return*                                             +27.71%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)

Jan. 31, 1999                                             $ 11.79
Jan. 31, 1998                                             $  9.43
Increase                                                  $  2.36

Distributions -- Feb. 1, 1998 - Jan. 31, 1998
From income                                               $  0.06
From capital gains                                        $  0.10
Total distributions                                       $  0.16
Total return*                                             +26.75%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                              $11.89
Jan. 31, 1998                                             $  9.50
Increase                                                  $  2.39

Distributions -- Feb. 1, 1998 - Jan. 31, 1999
From income                                               $  0.13
From capital gains                                        $  0.10
Total distributions                                       $  0.23

Total return*                                             +27.82%**
 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)


The 10 Largest Holdings


                                                                   Percent                                 Value
                                                               (of net assets)                     (as of Jan. 31, 1999)
 Microsoft                                                             3.90%                           $128,519,999
 General Electric                                                      3.09                             101,928,012
 Intel                                                                 2.53                              83,294,062
 Intl Business Machines                                                2.15                              70,972,724
 AT&T                                                                  2.11                              69,478,200
 Pfizer                                                                2.05                              67,553,850
 Cisco Systems                                                         1.94                              63,942,046
 Wal-Mart Stores                                                       1.94                              63,760,400
 Coca-Cola                                                             1.92                              63,336,956
 Bristol-Myers Squibb                                                  1.86                              61,273,625

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities" herein.



(icon of) pie chart


                                    The 10 holdings listed here

                                    make up 23.49% of net assets


(This annual report is not part of the prospectus.)

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

(This annual report is not part of the prospectus.)


The Fund's Long-term Performance

How $10,000 has grown in IDS Blue Chip Advantage Fund


$50,000

                                                                         $40,166
$40,000                                                            IDS Blue Chip
                                                                  Advantage Fund
                                                                         Class A
$30,000

                                                           S&P 500
$20,000                                                      Index



$9,500

4/1/90       '91     '92     '93      '94     '95     '96     '97     '98    '99

Average annual total return (as of Jan. 31, 1999):

                                 1 year              Since inception             5 years             Since inception
 Class A                         +21.33%                     --%                 +20.17%                 +17.18%
 Class B                         +22.75%                 +25.55%                     --%                     --%
 Class Y                         +27.82%                 +26.93%                     --%                     --%

Assumes:  Holding  period from 4/1/90 to 1/31/99.  Returns do not reflect  taxes
payable  on   distributions.   Reinvestment  of  all  income  and  capital  gain
distributions for the Fund, with a value of $18,100. Also see "Past Performance"
in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the S&P 500 Index. In comparing Blue Chip Advantage Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Standard & Poor's 500 Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

(This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #19  to
Registration Statement No. 33-30770 filed on or about March 30th, 1999, are incorporated herein by reference.

Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Blue Chip Advantage Fund

Fiscal year ended Jan. 31, 1999


Class A
Income distributions -- taxable as dividend income, 72.90% qualifying for deduction by corporations.

Payable date                                                   Per share

March 27, 1998                                                  $0.01913
June 26, 1998                                                    0.01961
Sept. 25, 1998                                                   0.01471
Dec. 22, 1998                                                    0.06786
Total                                                           $0.12131

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.10344
Total distributions                                             $0.22475

The distribution of $0.17130 per share, payable Dec. 22, 1998, consisted of $0.01487 derived from net investment income, $0.05299 from net short-term capital gains (a total of $0.06786 taxable as dividend income) and $0.10344 from net long-term capital gains.

(This annual report is not part of the prospectus.)

Class B
Income distributions -- taxable as dividend income, 72.90% qualifying for deduction by corporations.

Payable date                                                   Per share

March 27, 1998                                                  $0.00225
June 26, 1998                                                    0.00066
Sept. 25, 1998                                                   0.00000
Dec. 22, 1998                                                    0.05299
Total                                                           $0.05590

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.10344
Total distributions                                             $0.15934

The distribution of $0.15643 per share, payable Dec. 22, 1998, consisted of $0.05299 from net short-term capital gains (a total of $0.05299 taxable as dividend income) and $0.10344 from net long-term capital gains.

Class Y
Income distributions -- taxable as dividend income, 72.90% qualifying for deduction by corporations.

Payable date                                                   Per share

March 27, 1998                                                  $0.02082
June 26, 1998                                                    0.02145
Sept. 25, 1998                                                   0.01633
Dec. 22, 1998                                                    0.06960
Total                                                           $0.12820

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.10344
Total distributions                                             $0.23164

The distribution of $0.17304 per share, payable Dec. 22, 1998, consisted of $0.01661 derived from net investment income, $0.05299 from net short-term capital gains (a total of $0.06960 taxable as dividend income) and $0.10344 from net long-term capital gains.

(This annual report is not part of the prospectus.)

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

IDS Blue Chip Advantage Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors

S-6025 M (3/99)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.